Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 101,928	$ 68,596
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	14,581	13,756
Amortization of deferred drydock expenditures	1,694	1,902
Share-based compensation	1,699	1,585
Gain on vessel sold	(12,322)	0
Amortization of deferred finance fees	585	589
Gain on extinguishment	(1,432)	0
Unrealized losses on derivatives	0	31
Operating lease ROU - lease liability, net	17	5
(Profit)/loss from equity method investments	(239)	580
Deferred drydock payments	(3,759)	(2,711)
Changes in operating assets and liabilities:
Receivables	(18,936)	16,783
Prepaid expenses and other assets	(229)	71
Advances and deposits	4,879	15
Inventories	(650)	1,500
Accounts payable	9,902	(267)
Accrued expenses and other liabilities	509	(2,390)
Deferred revenue	(347)	(1,220)
Accrued interest	(292)	74
Net cash provided by operating activities	97,588	98,899
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	26,829	0
Payments for acquisition of vessels and vessel equipment, including deposits	(56,794)	(3,259)
Advances for ballast water treatment and scrubber systems	0	(7,987)
Payments for other non-current assets	(269)	(53)
Proceeds for equity investments	1,650
Payments for equity investments		(875)
Net cash (used in) investing activities	(28,584)	(12,174)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving facilities	29,050	215
Repayments of long-term debt	(1,678)	(51,170)
Repayments on revolving facilities	(30,000)	0
Repayments of finance leases	(42,262)	(960)
Payments for deferred finance fees	(200)	0
Payment of common share dividends	(21,618)	(32,700)
Net cash (used in) financing activities	(68,413)	(86,320)
Payment of preferred share dividends	(1,705)	(1,705)
Net increase in cash and cash equivalents	591	405
Cash and cash equivalents at the beginning of the year	46,805	50,569
Cash and cash equivalents at the end of the period	47,396	50,974
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	2,779	4,694
Cash paid during the period for interest in respect of finance leases	1,500	1,864
Cash paid during the period for operating lease liabilities (offices)	299	401
Cash paid during the period for operating lease liabilities (time charter-in contracts)	6,990	8,278
Cash paid during the period for income taxes	70	368
Non-cash financing activity. Non cash conversion from term loan to revolving facility	44,100	0
Non-cash operating activity: ROU / lease liability increase in respect of time-charter extensions	7,327	0
Non-cash financing activity: Accrued preferred dividends	568	568
Non-cash investing activity. Accruals during the period in respect of ballast water treatment systems and scrubber systems	$ 194	$ 490